Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets
12.
OTHER NON-CURRENT ASSETS

	As of December 31,
	2023	2024
	RMB	RMB
Long-term rental deposits	7,155	9,413
Prepaid service fees	9,278	7,903
Loans to employees	9,100	2,800
Prepaid long-term celebrity endorsement fees	1,061	—
Others	506	526
	27,100	20,642